Regulatory Assets, Liabilities, And Balancing Accounts (Long-Term Regulatory Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	$ 4,733	$ 4,525
Cost Of Removal Obligation [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	3,460	3,229
Recoveries In Excess Of ARO [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	611	600
Public Purpose Programs [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	499	573
Other Long-Term Regulatory Liabilities [Member]
Regulatory Liabilities [Line Items]
Total long-term regulatory liabilities	$ 163	$ 123